long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 2,614	$ 2,340
Total	43,295	40,209
Composite long-term debt
long-term debt
Total	27,331
Total	12,266
Total	39,597
Canadian Dollars
long-term debt
Total	19,791
Total	9,305
Total	29,096
Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	17,805
Future cash outflows in respect of associated interest and like carrying costs	8,869
Undiscounted contractual maturities	26,674
Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1,986
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	436
Undiscounted contractual maturities - Finance leases	2,422
U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	7,115
Future cash outflows in respect of associated interest and like carrying costs	2,905
Undiscounted contractual maturities	10,020
U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	163
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	77
Undiscounted contractual maturities - Finance leases	240
U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(5,908)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,501)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(8,409)
U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	5,900
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,405
Undiscounted contractual maturities - Derivative Liabilities, Pay	8,305
U.S. Dollars | Composite long-term debt
long-term debt
Total	7,270
Total	2,886
Total	10,156
Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	270
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	75
Undiscounted contractual maturities - Finance leases	345
First year
long-term debt
Total	8,332	7,099
First year | Composite long-term debt
long-term debt
Total	3,938
First year | Canadian Dollars
long-term debt
Total	2,737
First year | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	2,267
First year | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	470
First year | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,094
First year | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	29
First year | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,073)
First year | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,092
First year | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,142
First year | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	59
2 years hence
long-term debt
Total	2,727	4,014
2 years hence | Composite long-term debt
long-term debt
Total	1,545
2 years hence | Canadian Dollars
long-term debt
Total	1,387
2 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,023
2 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	364
2 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	74
2 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	28
2 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
2 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	32
2 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	106
2 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	52
3 years hence
long-term debt
Total	2,879	2,182
3 years hence | Composite long-term debt
long-term debt
Total	1,838
3 years hence | Canadian Dollars
long-term debt
Total	1,687
3 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,424
3 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	263
3 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	74
3 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	29
3 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
3 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	32
3 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	107
3 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	44
4 years hence
long-term debt
Total	2,863	2,436
4 years hence | Composite long-term debt
long-term debt
Total	1,833
4 years hence | Canadian Dollars
long-term debt
Total	240
4 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	25
4 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	215
4 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,529
4 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	25
4 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,484)
4 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,491
4 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,561
4 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	32
5 years hence
long-term debt
Total	3,642	2,382
5 years hence | Composite long-term debt
long-term debt
Total	2,893
5 years hence | Canadian Dollars
long-term debt
Total	1,343
5 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,226
5 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	117
5 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,501
5 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	15
5 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(452)
5 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	459
5 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,523
5 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	27
5 years hence to 10 years
long-term debt
Total	10,555	10,297
5 years hence to 10 years | Composite long-term debt
long-term debt
Total	7,821
5 years hence to 10 years | Canadian Dollars
long-term debt
Total	6,580
5 years hence to 10 years | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	6,279
5 years hence to 10 years | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	301
5 years hence to 10 years | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,190
5 years hence to 10 years | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	37
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,190)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,148
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,185
5 years hence to 10 years | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	56
Thereafter
long-term debt
Total	12,297	$ 11,799
Thereafter | Composite long-term debt
long-term debt
Total	7,463
Thereafter | Canadian Dollars
long-term debt
Total	5,817
Thereafter | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	5,561
Thereafter | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	256
Thereafter | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,653
Thereafter | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,653)
Thereafter | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646
Thereafter | U.S. Dollars | Composite long-term debt
long-term debt
Total	$ 1,646